Leases (Future Minimum Lease Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets
2013	$ 123,571
2014	68,489
2015	50,435
2016	37,469
2017	27,823
Later years	34,081
Ships and Containers
Operating Leased Assets
2013	101,075
2014	52,349
2015	37,550
2016	29,447
2017	20,456
Later years	10,549
Other
Operating Leased Assets
2013	22,496
2014	16,140
2015	12,885
2016	8,022
2017	7,367
Later years	$ 23,532